Segmented Reporting (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenues	$ 0	$ 0	$ 0
Mine development expenses
Mineral claims (Madagascar)	121,115	3,335	93,954
Payroll and benefits	5,976	0	0
Engineering and metallurgical (Canada, South Africa)	9,191	38,598	64,850
Consulting fees (Madagascar)	(142,083)	265,635	0
Mine admin (Madagascar)	41,895	0	0
Travel	29,066	16,100	20,452
Commercial production success fee	0	0	0
Total mine development expenses	65,160	323,668	179,256
Exploration and evaluation expenses
Mineral claims (Canada)	4,927	15,335	6,623
Mineral claims (Madagascar)	60,546	4,449	50,000
Exploration Camp and Admin (Madagascar)	112,482	27,031	9,487
Total exploration and evaluation expenses	177,955	46,815	66,110
General and administrative expenses
Payroll and benefits	707,936	483,519	436,337
Consulting Fees	416,503	383,841	358,503
Legal Fees	65,291	99,316	29,344
Professional Fees	215,481	155,108	95,397
Public filing expenses	134,674	163,533	95,130
Travel expenses	81,748	23,399	34,004
Insurance expenses	124,498	30,816	22,624
Rent expenses	7,141	19,857	19,111
Office and admin	176,020	37,412	23,637
Total general and administrative expenses	1,929,292	1,396,801	1,114,087
Share-based compensation	385,930	3,744,172	0
Amortization of plant and equipment	35,040	6,592	6,053
Finance costs	11,980	1,317	0
Flow through provision (gain) or loss	(28,385)	(146,814)	0
Foreign currency translation (gain) loss	87,543	101,252	3,552
Interest (income)	(191)	(104)	0
Interest expense	32	273	2,098
Foreign taxes	26	92	772
Sub-total before other items	2,664,382	5,474,064	1,371,928
Government assistance	0	0	(7,353)
Realized gain on disposal of asset	(2,530)	0	0
Change in value of royalty obligation	495,704	0	0
Change in value of warrant liability	(19,229,287)	36,486,420	(386,940)
Change in value of production obligation	(48,472)	0	0
Net loss for the year	(16,120,203)	41,960,484	977,635
Translation adjustment for foreign operations	76,154	134,639	3,196
Net income (loss) and comprehensive income (loss) for the year	$ 16,196,357	$ (41,825,845)	$ (974,439)